RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Schedule of Amounts Due From and To Affiliates
Due from affiliates and Due to affiliates consisted of the following:

AS AT JUNE 30, AND DECEMBER 31, (MILLIONS)	2024	2023
Due from Affiliates
Receivables related to share and cash-based compensation	$705	$824
Other transactions with related parties	64	62
	$769	$886

Due to Affiliates
Borrowings on short-term credit facility	$206	$256
Other transactions with related parties	10	5
	$216	$261